Share-based payments - Movements of Restricted Share Units (Details) - Restricted Share Units Scheme					12 Months Ended
	Jul. 02, 2020 EquityInstruments	Apr. 02, 2020 EquityInstruments	Jan. 02, 2020 EquityInstruments	Sep. 10, 2019 EquityInstruments	Dec. 31, 2020 item	Dec. 31, 2019 item
Disclosure of terms and conditions of share-based payment arrangement
At the beginning of the year					2,306,000
Granted	78,000	200,000	192,000	2,377,000	470,000	2,377,000
Vested					(424,256)
Forfeited					(600,042)	(71,000)
At the end of the year					1,751,702	2,306,000